Wealth Management Transaction And Service Fees (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Wealth Management Transaction and Service Fees

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current Products	405,997	458,503	1,022,077
Legacy Products	2,239,448	2,145,726	742,861

	2,645,445	2,604,229	1,764,938